Other Income (Expense), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 12, 2017
Other expense
Tender premium	$ (25,733)	$ 0	$ (73,806)
Total debt related	(31,593)	(5,220)	(117,877)
Gain on sale of available-for-sale investment	0	20,365	0
Other	(1,800)	3,220	(4,418)
Other income (expense), net	$ (33,393)	18,365	(122,295)
7.500% Senior Secured Notes due 2019
Other expense
Stated interest rate (as a percent)	7.50%
7.500% Senior Secured Notes due 2019 | Senior Notes
Other expense
Tender premium	$ (37,793)	0	0
Unamortized debt premium	12,394	0	0
Gain (loss) on interest rate swaps	705	0	0
Fees	(1,039)	0	0
Total debt related	$ (25,733)	$ 0	0
Stated interest rate (as a percent)	7.50%	7.50%		7.50%
Revolving Credit Facilities due 2021 | Revolving Credit Facilities due 2021
Other expense
Unamortized debt issuance costs	$ (7,307)	$ 0	0
Total debt related	(7,307)	0	0
Term Loan Facility due 2023 | Term loan
Other expense
Fees	(2,380)	0	0
Total debt related	(2,380)	0	0
6.250% Senior Secured Notes due 2022 | Senior Notes
Other expense
Gain (loss) on interest rate swaps	3,827	(5,220)	0
Total debt related	$ 3,827	$ (5,220)	0
Stated interest rate (as a percent)	6.25%	6.25%
Capital Securities | Capital Securities
Other expense
Tender premium	$ 0	$ 0	(73,376)
Unamortized debt issuance costs	0	0	(4,295)
Fees	0	0	(2,040)
Total debt related	0	0	(79,711)
Bridge Facility | Bridge Facility
Other expense
Unamortized debt issuance costs	0	0	(34,526)
Fees	0	0	(3,640)
Total debt related	$ 0	0	$ (38,166)
Italy
Other expense
Gain on sale of available-for-sale investment		20,400
Proceeds from sale of available for sale investment		$ 23,900